FUND PROFILE

                        California Tax-Free Money Market

                                 INVESTOR CLASS

                                January 31, 1999

                        [american century logo(reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
    This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
     See the back cover for additional telephone numbers and our address.

                                  BENHAM GROUP


                          AMERICAN CENTURY INVESTMENTS

                        CALIFORNIA TAX-FREE MONEY MARKET

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        California Tax-Free Money Market seeks safety of principal and high current income that is exempt from California and federal income taxes.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund buys high-quality, cash equivalent debt securities with income payments exempt from California and federal income taxes. Cities, counties and other municipalities in California usually issue these securities for public projects.

        The fund also buys some high-quality, cash equivalent debt securities whose payments are exempt from California and regular federal income taxes, but not the federal alternative minimum tax. Cities, counties and other municipalities in California usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. No more than 20% of the fund's total assets may be invested in these securities.

        The weighted average maturity of the fund is expected to be 90 days or less.

        Additional information about California Tax-Free Money Market's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    *Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

    *Because   cash-equivalent   securities  are  among  the  safest  securities
     available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

    *Some of the fund's income may be subject to the federal alternative minimum tax.

    *Because the fund invests primarily in California municipal securities, it will be sensitive to events that affect California's economy. California Tax-Free Money Market may have a higher level of risk than funds that invest in a larger universe of securities.

        In summary, California Tax-Free Money Market is intended for investors who seek safety of principal and high current income that is exempt from California and federal income taxes through a municipal securities fund, and who are willing to accept the risks associated with the fund's investment strategy.

     FUND PERFORMANCE

        The following bar chart shows the actual performance of the fund's shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart - FPO]

CALENDAR YEAR-BY-YEAR RETURNS
                                  1988  1989  1990  1991  1992  1993  1994  1995  1996  1997
California Tax-Free Money Market  4.67  5.71  5.16  3.81  2.49  2.03  2.42  3.41  3.07  3.19

As of December 31, 1998, the end of the most recent calendar quarter, California Tax-Free Money Market's year-to-date return was ____%.


CALIFORNIA TAX-FREE MONEY MARKET                    AMERICAN CENTURY INVESTMENTS


        The highest and lowest returns of the fund's shares for a calendar quarter during the last 10 calendar years are provided in the following chart to indicate the fund's historical short-term volatility.

[bar chart]
     Highest and Lowest Quarterly Returns
         Quarter Ended 6/30/89      1.52%
         Quarter Ended 3/31/94      0.44%

        The following table shows the average annual return of the fund's shares for the periods indicated. The Lipper California Tax-Exempt Money Market Fund Average, an unmanaged index that reflects no operating costs, is included as a benchmark for long-term performance comparisons.

[FPO]
                                               1 YEAR     5 YEARS     10 YEARS
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1998)
          California Tax-Free
             Money Market                        3.09%      2.97%       3.48%
          Lipper California Tax-Exempt
             Money Market Fund Average           2.86%      2.86%       3.47%

        For current performance information, including yields, please call us or access our Web site.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
          Management Fee                              0.50%(1)
          Distribution and Service (12b-1) Fees       None
          Other Expenses(2)                           0.00%
          Total Annual Fund Operating Expenses        0.50%

        (1)Based on assets at August 31, 1998. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

        (2)Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE OF HYPOTHETICAL FUND COSTS
              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above
                  . . . your cost of investing in the fund would be:

           1 year      3 years       5 years       10 years
           ------------------------------------------------
             $51        $160           $279          $627

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGER?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio manager of the California Tax-Free Money Market team is identified below:

        TODD PARDULA, Portfolio Manager, has been a member of the California Tax-Free Money Market team since May 1994. Mr. Pardula joined American Century in 1990. He has a bachelor's degree in finance from Santa Clara University and is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    *   Complete and return the enclosed application

    *   Call us and exchange shares from another American Century fund

    *   Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.


FUND PROFILE                                    CALIFORNIA TAX-FREE MONEY MARKET


7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing, calling or accessing our Web site. You may also exchange your shares in California Tax-Free Money Market for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Dividends are declared and available for redemption daily. Distributions will generally be exempt from California and federal income taxes. Some of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

    *   telephone transactions

    *   wire and electronic funds transfers

    *   24-hour TeleSelect Automated Information and Trading Line transactions

    *   24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Services Representative at 1-800-345-3533.

--------------------------------------------------------------------------------

                        [american century logo(reg.sm)]
                                    American
                                    Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANcentury.coM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE, NOT-FOR-PROFIT, KEOGH, SEP-,
SARSEP-, SIMPLE-IRA AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                        Funds Distributor, Inc.

SH-BRO-14145   9812

                                  FUND PROFILE

                        California Municipal Money Market

                                 INVESTOR CLASS

                                January 31, 1999

                        [american century logo(reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
    This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
       See the back cover for additional telephone numbers and our address.

                                  BENHAM GROUP


                          AMERICAN CENTURY INVESTMENTS

                        CALIFORNIA MUNICIPAL MONEY MARKET

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        California Municipal Money Market seeks safety of principal and high current income that is exempt from California and regular federal income taxes.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund buys high-quality, cash-equivalent debt securities with income payments exempt from California and regular federal income taxes. Cities, counties and other municipalities in California usually issue these securities for public projects.

        The fund also buys high-quality, cash-equivalent debt securities whose payments are exempt from California and regular federal income taxes, but not the federal alternative minimum tax. Cities, counties and other municipalities in California usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums.

        The weighted average maturity of the fund is expected to be 90 days or less.

        Additional information about California Municipal Money Market's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    *Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

    *Because   cash-equivalent   securities  are  among  the  safest  securities
     available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

    *Some or all of the fund's income may be subject to the federal alternative minimum tax.

    *Because the fund invests primarily in California municipal securities, it will be sensitive to events that affect California's economy. California Municipal Money Market may have a higher level of risk than funds that invest in a larger universe of securities.

        In summary, California Municipal Money Market is intended for investors who seek safety of principal and high current income that is exempt from California and regular federal income taxes through a municipal securities fund, and who are willing to accept the risks associated with the fund's investment strategy.

     FUND PERFORMANCE

        The following bar chart shows the actual performance of the fund's shares for each calendar year since the fund's inception on December 31, 1990. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart - FPO]
CALENDAR YEAR-BY-YEAR RETURNS
                                     1994    1995    1996    1997
California Municipal Money Market    4.47    5.70    5.09    5.26

As of December 31, 1998, the end of the most recent calendar quarter, California Municipal Money Market's year-to-date return was __%.


CALIFORNIA MUNICIPAL MONEY MARKET                   AMERICAN CENTURY INVESTMENTS


        The highest and lowest returns of the fund's shares for a calendar quarter for the life of the fund, if less than 10 years, are provided in the following chart to indicate the fund's historical short-term volatility.

[bar chart - FPO]
     Highest and Lowest Quarterly Returns
         Quarter Ended 3/31/95      1.47%
         Quarter Ended 3/31/94      0.84%

        The following table shows the average annual return of the fund's shares for the periods indicated. The Lipper California Tax-Exempt Money Market Fund Average, an unmanaged index that reflects no operating costs, is included as a benchmark for long-term performance comparisons.

                                           1 YEAR      5 YEARS      LIFE OF FUND
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1998)
          California Municipal
             Money Market                   ____%       ____%          ____%
          Lipper California Tax-Exempt
             Money Market Fund Average      ____%       ____%          ____%

        For current performance information, including yields, please call us or access our Web site.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
          Management Fee                               0.50%(1)
          Distribution and Service (12b-1) Fees        None
          Other Expenses(2)                            0.00%
          Total Annual Fund Operating Expenses         0.50%

        (1)Based on assets at August 31, 1998. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

        (2)Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

          EXAMPLE OF HYPOTHETICAL FUND COSTS
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn 5% return each year
             * incur the same operating expenses shown above
                 . . . your cost of investing in the fund would be:

          1 year      3 years      5 years      10 years
          ----------------------------------------------
           $51         $160         $279          $627

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGER?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio manager of the California Municipal Money Market team is identified below:

        TODD PARDULA, Portfolio Manager, has been a member of the California Municipal Money Market team since May 1994. Mr. Pardula joined American Century in 1990. He has a bachelor's degree in finance from Santa Clara University and is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    *   Complete and return the enclosed application

    *   Call us and exchange shares from another American Century fund

    *   Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.


FUND PROFILE                                   CALIFORNIA MUNICIPAL MONEY MARKET


7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You may also exchange your shares in California Municipal Money Market for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Dividends are declared and available for redemption daily. Distributions will generally be exempt from California and regular federal income taxes. Some or all of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

    *   telephone transactions

    *   wire and electronic funds transfers

    *   24-hour Automated Information Line transactions

    *   24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Services Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
                        [american century logo(reg.sm)]
                                    American
                                    Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE, NOT-FOR-PROFIT, KEOGH, SEP-,
SARSEP-, SIMPLE-IRA AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                        Funds Distributor, Inc.

SH-BRO-14146   9812

                                  FUND PROFILE

                        California Limited-Term Tax-Free

                                 INVESTOR CLASS

                                January 31, 1999

                        [american century logo(reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
     This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
       See the back cover for additional telephone numbers and our address.

                                  BENHAM GROUP


                          AMERICAN CENTURY INVESTMENTS

                        CALIFORNIA LIMITED-TERM TAX-FREE

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        California Limited-Term Tax-Free seeks safety of principal and high current income that is exempt from California and federal income taxes.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund buys quality, short-term debt securities with income payments exempt from California and federal income taxes. Cities, counties and other municipalities in California usually issue these securities for public projects.

        The fund also buys some quality, short-term debt securities whose payments are exempt from California and regular federal income taxes, but not the federal alternative minimum tax. Cities, counties and other municipalities in California usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. No more than 20% of the fund's total assets may be invested in these securities.

        The fund may also use futures contracts and options to pursue its investment objective.

        During unusual market conditions, the fund is permitted to keep a significant amount of its assets in cash or cash equivalents. If it does, it may not achieve its investment objective and may generate taxable income.

        The weighted average maturity of the fund is expected to be five years or less.

        Additional information about California Limited-Term Tax-Free's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *When  interest  rates  change,  the fund's  share  value will be  affected.
     Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. The interest rate risk for California Limited-Term Tax-Free is higher than for funds that have shorter weighted average maturities, such as money market funds.

    *The fund may invest in securities rated in the lowest investment grade category (e.g., Baa or BBB). The issuers of these securities are more likely to have problems making interest and principal payments.

    *Some of the fund's income may be subject to the federal alternative minimum tax.

    *Because the fund invests primarily in California municipal securities, it will be sensitive to events that affect California's economy. California Limited-Term Tax-Free may have a higher level of risk than funds that invest in a larger universe of securities.

    *As with all funds, at any given time the value of your shares of California Limited-Term Tax-Free may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    *An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

        In summary, California Limited-Term Tax-Free is intended for investors who seek safety of principal and high current income that is exempt from California and federal income taxes through a municipal securities fund, and who are willing to accept the risks associated with the fund's investment strategy.


CALIFORNIA LIMITED-TERM TAX-FREE                    AMERICAN CENTURY INVESTMENTS


     FUND PERFORMANCE

        The following bar chart shows the actual performance of the fund's shares for each calendar year since the fund's inception on June 1, 1992. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart - FPO]
CALENDAR YEAR-BY-YEAR RETURNS
                                      1994      1995      1996      1997
California Limited-Term Tax-Free      4.47      5.70      5.09      5.26

As of December 31, 1998, the end of the most recent calendar quarter, California Limited-Term Tax-Free's year-to-date return was __%.

        The highest and lowest returns of the fund's shares for a calendar quarter for the life of the fund, if less than 10 years, are provided in the following chart to indicate the fund's historical short-term volatility.

[bar chart - FPO]
     Highest and Lowest Quarterly Returns
         Quarter Ended 3/31/95       1.47%
         Quarter Ended 3/31/94       0.84%

        The following table shows the average annual return of the fund's shares for the periods indicated. The Lehman 3-Year Municipal Bond Index, an unmanaged index that reflects no operating costs, is included as a benchmark for long-term performance comparisons.

                                          1 YEAR    5 YEARS    LIFE OF FUND
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1998)
          California Limited-Term
             Tax-Free                      ____%     ____%         ____%
          Lehman 3-Year
             Municipal Bond Index          ____%     ____%         ____%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
          Management Fee                                 0.51%(1)
          Distribution and Service (12b-1) Fees          None
          Other Expenses(2)                              0.01%
          Total Annual Fund Operating Expenses           0.52%

        (1)Based on assets at August 31, 1998. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

        (2)Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

          EXAMPLE OF HYPOTHETICAL FUND COSTS
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn 5% return each year
             * incur the same operating expenses shown above
                 . . . your cost of investing in the fund would be:

          1 year      3 years      5 years      10 years
          ----------------------------------------------
           $ 53        $167         $290         $652

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGER?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio manager of the California Limited-Term Tax-Free team is:


FUND PROFILE                                    CALIFORNIA LIMITED-TERM TAX-FREE


        JOEL SILVA, Senior Portfolio Manager, has been a member of the California Limited-Term Tax-Free team since June 1993. Mr. Silva joined American Century in 1989. He has a bachelor's degree from California Polytechnic University and an MBA from California State University, Hayward.

6. HOW DO I BUY FUND SHARES?

    *   Complete and return the enclosed application

    *   Call us and exchange shares from another American Century fund

    *   Call us and send your investment by bank wire transfer

        Your initial investment must be at least $5,000. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You may also exchange your shares in California Limited-Term Tax-Free for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        California Limited-Term Tax-Free pays distributions of substantially all of its income monthly. Distributions will generally be exempt from California and federal income taxes. Some of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

    *   telephone transactions

    *   wire and electronic funds transfers

    *   24-hour Automated Information Line transactions

    *   24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Services Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
                        [american century logo(reg.sm)]
                                    American
                                    Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE, NOT-FOR-PROFIT, KEOGH, SEP-,
SARSEP-, SIMPLE-IRA AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                        Funds Distributor, Inc.

SH-BRO-14147   9812

                                  FUND PROFILE

                      California Intermediate-Term Tax-Free

                                 INVESTOR CLASS

                                January 31, 1999

                        [american century logo(reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
     This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
     See the back cover for additional telephone numbers and our address.

                                  BENHAM GROUP


                          AMERICAN CENTURY INVESTMENTS

                      CALIFORNIA INTERMEDIATE-TERM TAX-FREE

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        California Intermediate-Term Tax-Free seeks safety of principal and high current income that is exempt from California and federal income taxes.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund buys quality, intermediate-term debt securities with income payments exempt from California and federal income taxes. Cities, counties and other municipalities in California usually issue these securities for public projects.

        The fund also buys some quality, intermediate-term debt securities whose payments are exempt from California and regular federal income taxes, but not the federal alternative minimum tax. Cities, counties and other municipalities in California usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. No more than 20% of the fund's total assets may be invested in these securities.

        The fund may also use futures contracts and options to pursue its investment objective.

        During unusual market conditions, the fund is permitted to keep a significant amount of its assets in cash or cash equivalents. If it does, it may not achieve its investment objective and may generate taxable income.

        The weighted average maturity of the fund is expected to be between five and 10 years.

        Additional information about California Intermediate-Term Tax-Free's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *When  interest  rates  change,  the fund's  share  value will be  affected.
     Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. The interest rate risk for California Intermediate-Term Tax-Free is higher than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

    *The fund may invest in securities rated in the lowest investment grade category (e.g., Baa or BBB). The issuers of these securities are more likely to have problems making interest and principal payments.

    *Some of the fund's income may be subject to the federal alternative minimum tax.

    *Because the fund invests primarily in California municipal securities, it will be sensitive to events that affect California's economy. California Intermediate-Term Tax-Free may have a higher level of risk than funds that invest in a larger universe of securities.

    *As with all funds, at any given time the value of your shares of California Intermediate-Term Tax-Free may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    *An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

        In summary, California Intermediate-Term Tax-Free is intended for investors who seek safety of principal and high current income that is exempt from California and federal income taxes through a municipal securities fund, and who are willing to accept the risks associated with the fund's investment strategy.


CALIFORNIA INTERMEDIATE-TERM TAX-FREE               AMERICAN CENTURY INVESTMENTS


     FUND PERFORMANCE

        The following bar chart shows the actual performance of the fund's shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart - FPO]
CALENDAR YEAR-BY-YEAR RETURNS
                                          1994     1995     1996     1997
California Intermediate-Term Tax-Free     4.47     5.70     5.09     5.26

As of December 31, 1998, the end of the most recent calendar quarter, California Intermediate-Term Tax-Free's year-to-date return was __%.

        The highest and lowest returns of the fund's shares for a calendar quarter during the last 10 calendar years are provided in the following chart to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that California Intermediate-Term Tax-Free is intended for investors with a long-term investment horizon and is not managed for short-term results.

[bar chart - FPO]
     Highest and Lowest Quarterly Returns
        Quarter Ended 3/31/95        1.47%
        Quarter Ended 3/31/94        0.84%

        The following table shows the average annual return of the fund's shares for the periods indicated. The Lehman 5-Year General Obligation Bond Index, an unmanaged index that reflects no operating costs, is included as a benchmark for long-term performance comparisons.

                                           1 YEAR      5 YEARS     10 YEARS
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1998)
          California Intermediate-Term
             Tax-Free                       ____%       ____%        ____%
          Lehman 5-Year General
             Obligation Bond Index          ____%       ____%        ____%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         Management Fee                                 0.51%(1)
         Distribution and Service (12b-1) Fees          None
         Other Expenses(2)                              0.00%
         Total Annual Fund Operating Expenses           0.51%

       (1)Based on assets at August 31, 1998. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

       (2)Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

          EXAMPLE OF HYPOTHETICAL FUND COSTS
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn 5% return each year
             * incur the same operating  expenses shown above
                 . . . your cost of investing in the fund would be:

          1 year      3 years      5 years      10 years
          ----------------------------------------------
           $52         $163         $285          $640

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGER?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio manager of the California Intermediate-Term Tax-Free team is:


FUND PROFILE                               CALIFORNIA INTERMEDIATE-TERM TAX-FREE


        COLLEEN M. DENZLER, Senior Portfolio Manager, has been a member of the California Intermediate-Term Tax-Free team since January 1996. Prior to joining American Century, Ms. Denzler was a Portfolio Manager with Calvert Group for 10 years, specializing in state tax-exempt portfolios. She has a bachelor's degree in finance from Radford University and is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    *   Complete and return the enclosed application

    *   Call us and exchange shares from another American Century fund

    *   Call us and send your investment by bank wire transfer

        Your initial investment must be at least $5,000. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You may also exchange your shares in California Intermediate-Term Tax-Free for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        California Intermediate-Term Tax-Free pays distributions of substantially all of its income monthly. Distributions will generally be exempt from California and federal income taxes. Some of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

    *   telephone transactions

    *   wire and electronic funds transfers

    *   24-hour Automated Information Line transactions

    *   24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Services Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
                        [american century logo(reg.sm)]
                                    American
                                    Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE, NOT-FOR-PROFIT, KEOGH, SEP-,
SARSEP-, SIMPLE-IRA AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                        Funds Distributor, Inc.

SH-BRO-14152   9812

                                  FUND PROFILE

                          California Long-Term Tax-Free

                                 INVESTOR CLASS

                                January 31, 1999

                        [american century logo(reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
    This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
     See the back cover for additional telephone numbers and our address.

                                  BENHAM GROUP


                          AMERICAN CENTURY INVESTMENTS

                          CALIFORNIA LONG-TERM TAX-FREE

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        California Long-Term Tax-Free seeks safety of principal and high current income that is exempt from California and federal income taxes.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund buys quality, long-term debt securities with income payments exempt from California and federal income taxes. Cities, counties and other municipalities in California usually issue these securities for public projects.

        The fund also buys some quality, long-term debt securities whose payments are exempt from California and regular federal income taxes, but not the federal alternative minimum tax. Cities, counties and other municipalities in California usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. No more than 20% of the fund's total assets may be invested in these securities.

        The fund may also use futures contracts and options to pursue its investment objective.

        During unusual market conditions, the fund is permitted to keep a significant amount of its assets in cash or cash equivalents. If it does, it may not achieve its investment objective and may generate taxable income.

        The weighted average maturity of the fund is expected to be 10 years or longer.

        Additional information about California Long-Term Tax-Free's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *When  interest  rates  change,  the fund's  share  value will be  affected.
     Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. The interest rate risk for California Long-Term Tax-Free is higher than for funds that have shorter weighted average maturities, such as money market and short-term and intermediate-term bond funds.

    *The fund may invest in securities rated in the lowest investment grade category (e.g., Baa or BBB). The issuers of these securities are more likely to have problems making interest and principal payments.

    *Some of the fund's income may be subject to the federal alternative minimum tax.

    *Because the fund invests primarily in California municipal securities, it will be sensitive to events that affect California's economy. California Long-Term Tax-Free may have a higher level of risk than funds that invest in a larger universe of securities.

    *As with all funds, at any given time the value of your shares of California Long-Term Tax-Free may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    *An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

        In summary, California Long-Term Tax-Free is intended for investors who seek safety of principal and high current income that is exempt from California and federal income taxes through a municipal securities fund, and who are willing to accept the risks associated with the fund's investment strategy.


CALIFORNIA LONG-TERM TAX-FREE                       AMERICAN CENTURY INVESTMENTS


     FUND PERFORMANCE

        The following bar chart shows the actual performance of the fund's shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart - FPO]
CALENDAR YEAR-BY-YEAR RETURNS
                                 1994    1995    1996    1997
California Long-Term Tax-Free    4.47    5.70    5.09    5.26

As of December 31, 1998, the end of the most recent calendar quarter, California Long-Term Tax-Free's year-to-date return was __%.

        The highest and lowest returns of the fund's shares for a calendar quarter during the last 10 calendar years are provided in the following chart to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that California Long-Term Tax-Free is intended for investors with a long-term investment horizon and is not managed for short-term results.

[bar chart - FPO]
     Highest and Lowest Quarterly Returns
        Quarter Ended 3/31/95      1.47%
        Quarter Ended 3/31/94      0.84%

        The following table shows the average annual return of the fund's shares for the periods indicated. The Lehman Long-Term Municipal Bond Index, an unmanaged index that reflects no operating costs, is included as a benchmark for long-term performance comparisons.

                                       1 YEAR     5 YEARS    10 YEARS
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1998)
          California Long-Term
             Tax-Free                   ____%      ____%       ____%
          Lehman Long-Term
             Municipal Bond Index       ____%      ____%       ____%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
          Management Fee                                 0.51%(1)
          Distribution and Service (12b-1) Fees          None
          Other Expenses(2)                              0.00%
          Total Annual Fund Operating Expenses           0.51%

        (1)Based on assets at August 31, 1998. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

        (2)Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

          EXAMPLE OF HYPOTHETICAL FUND COSTS
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn 5% return each year
             * incur the same operating expenses shown above
                 . . . your cost of investing in the fund would be:

          1 year      3 years       5 years       10 years
          ------------------------------------------------
           $52         $163          $285           $640

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGER?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio manager of the California Long-Term Tax-Free team is:


FUND PROFILE                                       CALIFORNIA LONG-TERM TAX-FREE


        G. DAVID MACEWEN, Vice President and Senior Portfolio Manager, supervises the American Century California Tax-Free and Municipal Funds team and has been a member of the California Long-Term Tax-Free team since May 1991. Mr. MacEwen joined American Century in 1991. He has a bachelor's degree in economics from Boston University and an MBA in finance from the University of Delaware.

6. HOW DO I BUY FUND SHARES?

    *   Complete and return the enclosed application

    *   Call us and exchange shares from another American Century fund

    *   Call us and send your investment by bank wire transfer

        Your initial investment must be at least $5,000. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You may also exchange your shares in California Long-Term Tax-Free for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        California Long-Term Tax-Free pays distributions of substantially all of its income monthly. Distributions will generally be exempt from California and federal income taxes. Some of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

    *   telephone transactions

    *   wire and electronic funds transfers

    *   24-hour Automated Information Line transactions

    *   24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Services Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
                        [american century logo(reg.sm)]
                                    American
                                    Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE, NOT-FOR-PROFIT, KEOGH, SEP-,
SARSEP-, SIMPLE-IRA AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                        Funds Distributor, Inc.

SH-BRO-14148   9812

                                  FUND PROFILE

                         California High-Yield Municipal

                                 INVESTOR CLASS

                                January 31, 1999

                        [american century logo(reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
     This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
      See the back cover for additional telephone numbers and our address.

                                  BENHAM GROUP


                          AMERICAN CENTURY INVESTMENTS

                         CALIFORNIA HIGH-YIELD MUNICIPAL

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        California High-Yield Municipal seeks high current income that is exempt from California and regular federal income taxes.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund buys long- and intermediate-term debt securities with income payments exempt from California and regular federal income taxes. Cities, counties and other municipalities in California usually issue these securities for public projects.

        The fund also may buy long- and intermediate-term debt securities whose payments are exempt from California and regular federal income taxes, but not the federal alternative minimum tax. Cities, counties and other municipalities in California usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. Between 10% and 30% of the fund's total assets may be invested in these securities.

        The fund buys securities that are considered below investment grade, including so-called "junk bonds." Issuers of these securities often have short financial histories or have questionable credit.

        The fund also may use futures contracts and options to pursue its investment objective.

        During unusual market conditions, the fund is permitted to keep a significant amount of its assets in cash or cash equivalents. If it does, it may not achieve its investment objective and may generate taxable income.

        The weighted average maturity of the fund is expected to be 10 years or longer.

        Additional information about California High-Yield Municipal's investments is available in its annual and semi-annual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *When  interest  rates  change,  the fund's  share  value will be  affected.
     Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. The interest rate risk for California High-Yield Municipal is higher than for funds that have shorter weighted average maturities, such as money market and short-term and intermediate-term bond funds.

    *The fund may invest in securities rated below investment grade, including bonds that are in technical or monetary default. By definition, the issuers of many of these securities have had, and may continue to have, problems making interest and principal payments.

    *The fund's investments often have high credit risk. The fund's share value may fluctuate significantly more than other bond funds because the fund invests in lower-rated debt securities.

    *Some or all of the fund's income may be subject to the federal alternative minimum tax.

    *Because the fund invests primarily in California municipal securities, it will be sensitive to events that affect California's economy. California High-Yield Municipal may have a higher level of risk than funds that invest in a larger universe of securities.

    *As with all funds, at any given time the value of your shares of California High-Yield Municipal may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    *An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

        In summary, California High-Yield Municipal is intended for investors who seek high current income that is exempt from California and regular federal income taxes through a municipal securities fund, and who are willing to accept the risks associated with the fund's investment strategy.


CALIFORNIA HIGH-YIELD MUNICIPAL                     AMERICAN CENTURY INVESTMENTS


     FUND PERFORMANCE

        The following bar chart shows the actual performance of the fund's shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart - FPO]
CALENDAR YEAR-BY-YEAR RETURNS
                                     1994      1995      1996      1997
California High-Yield Municipal      4.47      5.70      5.09      5.26

As of December 31, 1998, the end of the most recent calendar quarter, California High-Yield Municipal's year-to-date return was __%.

        The highest and lowest returns of the fund's shares for a calendar quarter during the last 10 calendar years are provided in the following chart to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that California High-Yield Municipal is intended for investors with a long-term investment horizon and is not managed for short-term results.

[bar chart - FPO]
     Highest and Lowest Quarterly Returns
        Quarter Ended 3/31/95       1.47%
        Quarter Ended 3/31/94       0.84%

        The following table shows the average annual return of the fund's shares for the periods indicated. The Lehman Long-Term Municipal Bond Index, an unmanaged index that reflects no operating costs, is included as a benchmark for long-term performance comparisons.

                                         1 YEAR        5 YEARS      10 YEARS
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1998)
          California High-Yield
             Municipal                    ____%         ____%         ____%
          Lehman Long-Term
             Municipal Bond Index         ____%         ____%         ____%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
          Management Fee                                 0.54%(1)
          Distribution and Service (12b-1) Fees          None
          Other Expenses(2)                              0.00%
          Total Annual Fund Operating Expenses           0.54%

        (1)Based on assets at August 31, 1998. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

        (2)Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE OF HYPOTHETICAL FUND COSTS
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn 5% return each year
             * incur the same operating expenses shown above
                 . . . your cost of investing in the fund would be:

           1 year      3 years      5 years      10 years
           -----------------------------------------------
            $55         $173         $301         $676

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGER?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio manager of the California High-Yield Municipal team is:


FUND PROFILE                                     CALIFORNIA HIGH-YIELD MUNICIPAL


        STEVEN M. PERMUT, Senior Portfolio Manager and Director of Municipal Research, has been a member of the California High-Yield Municipal team since ____ 19__. Mr. Permut joined American Century in 1987. He has bachelors' degrees in business and geography from State University of New York, Oneonta and an MBA in Finance from Golden Gate University, San Francisco.

6. HOW DO I BUY FUND SHARES?

    *   Complete and return the enclosed application

    *   Call us and exchange shares from another American Century fund

    *   Call us and send your investment by bank wire transfer

        Your initial investment must be at least $5,000. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You may also exchange your shares in California High-Yield Municipal for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        California High-Yield Municipal pays distributions of substantially all of its income monthly. Distributions will generally be exempt from California and regular federal income taxes. Some or all of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

    *   telephone transactions

    *   wire and electronic funds transfers

    *   24-hour Automated Information Line transactions

    *   24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Services Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
                        [american century logo(reg.sm)]
                                    American
                                    Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE, NOT-FOR-PROFIT, KEOGH, SEP-,
SARSEP-, SIMPLE-IRA AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                        Funds Distributor, Inc.

SH-BRO-14149   9812

                                  FUND PROFILE

                           California Insured Tax-Free

                                 INVESTOR CLASS

                                January 31, 1999

                        [american century logo(reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
     This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
      See the back cover for additional telephone numbers and our address.

                                  BENHAM GROUP


                          AMERICAN CENTURY INVESTMENTS

                           CALIFORNIA INSURED TAX-FREE

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        California Insured Tax-Free seeks safety of principal and high current income that is exempt from California and federal income taxes through investment in insured California municipal securities.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund buys quality, long-term insured debt securities with income payments exempt from California and federal income taxes. Cities, counties and other municipalities in California usually issue these securities for public projects.

        The fund also buys some quality, long-term insured debt securities whose payments are exempt from California and regular federal income taxes, but not the federal alternative minimum tax. Cities, counties and other municipalities in California usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. No more than 20% of the fund's total assets may be invested in these securities.

        The fund's investments are insured. This is significant because

    * the credit risk is less than for funds that invest in long-term debt securities without insurance

    * potential income is lower than for funds that invest in long-term debt securities without insurance

        A debt security's insurance cannot be cancelled and guarantees that interest and other payments will be made as scheduled.

        The weighted average maturity of the fund is expected to be 10 years or longer.

        The fund also may use futures contracts and options to pursue its investment objective.

        During unusual market conditions, the fund is permitted to keep a significant amount of its assets in cash or cash equivalents. If it does, it may not achieve its investment objective and may generate taxable income.

        Additional information about California Insured Tax-Free's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *When  interest  rates  change,  the fund's  share  value will be  affected.
     Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. The interest rate risk for California Insured Tax-Free is higher than for funds that have shorter weighted average maturities, such as money market and short-term and intermediate-term bond funds.

    *The fund may invest in securities rated in the lowest investment grade category (e.g., Baa or BBB). The issuers of these securities are more likely to have problems making interest and principal payments.

    *Some of the fund's income may be subject to the federal alternative minimum tax.

    *Because the fund invests primarily in California municipal securities, it will be sensitive to events that affect California's economy. California Insured Tax-Free may have a higher level of risk than funds that invest in a larger universe of securities.

    *As with all funds, at any given time the value of your shares of California Insured Tax-Free may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    *An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


CALIFORNIA INSURED TAX-FREE                         AMERICAN CENTURY INVESTMENTS


        In summary, California Insured Tax-Free is intended for investors who seek safety of principal and high current income that is exempt from California and federal income taxes through a municipal securities fund, and who are willing to accept the risks associated with the fund's investment strategy.

     FUND PERFORMANCE

        The following bar chart shows the actual performance of the fund's shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart - FPO]
CALENDAR YEAR-BY-YEAR RETURNS
                                 1994      1995      1996      1997
California Insured Tax-Free      4.47      5.70      5.09      5.26

As of December 31, 1998, the end of the most recent calendar quarter, California Insured Tax-Free's year-to-date return was __%.

        The highest and lowest returns of the fund's shares for a calendar quarter during the last 10 calendar years are provided in the following chart to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that California Insured Tax-Free is intended for investors with a long-term investment horizon and is not managed for short-term results.

[bar chart - FPO]
     Highest and Lowest Quarterly Returns
        Quarter Ended 3/31/95      1.47%
        Quarter Ended 3/31/94      0.84%

        The following table shows the average annual return of the fund's shares for the periods indicated. The Lehman Long-Term Municipal Bond Index, an unmanaged index that reflects no operating costs, is included as a benchmark for long-term performance comparisons.

                                       1 YEAR      5 YEARS     10 YEARS
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1998)
          California Insured
             Tax-Free                   ____%       ____%        ____%
          Lehman Long-Term
             Municipal Bond Index       ____%       ____%        ____%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
          Management Fee                                 0.51%(1)
          Distribution and Service (12b-1) Fees          None
          Other Expenses(2)                              0.00%
          Total Annual Fund Operating Expenses           0.51%

        (1)Based on assets at August 31, 1998. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

        (2)Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

          EXAMPLE OF HYPOTHETICAL FUND COSTS
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn 5% return each year
             * incur the same operating expenses shown above
                 . . . your cost of investing in the fund would be:

          1 year      3 years      5 years      10 years
          ----------------------------------------------
           $52         $163         $285         $640

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.


FUND PROFILE                                         CALIFORNIA INSURED TAX-FREE


5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGER?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio manager of the California Insured Tax-Free team is identified below:

        G. DAVID MACEWEN, Vice President and Senior Portfolio Manager, supervises the American Century California Tax-Free and Municipal Funds team and has been a member of the California Insured Tax-Free team since May 1991. Mr. MacEwen joined American Century in 1991. He has a bachelor's degree in economics from Boston University and an MBA in finance from the University of Delaware.

6. HOW DO I BUY FUND SHARES?

    *   Complete and return the enclosed application

    *   Call us and exchange shares from another American Century fund

    *   Call us and send your investment by bank wire transfer

        Your initial investment must be at least $5,000. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You may also exchange your shares in California Insured Tax-Free for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        California Insured Tax-Free pays distributions of substantially all of its income monthly. Distributions will generally be exempt from California and federal income taxes. Some of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

    *   telephone transactions

    *   wire and electronic funds transfers

    *   24-hour Automated Information Line transactions

    *   24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Services Representative at 1-800-345-3533.

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                        [american century logo(reg.sm)]
                                    American
                                    Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE, NOT-FOR-PROFIT, KEOGH, SEP-,
SARSEP-, SIMPLE-IRA AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                        Funds Distributor, Inc.

SH-BRO-14150   9812